Financial instruments (Details 17) - CHF (SFr) SFr in Millions	Jun. 30, 2015	Dec. 31, 2014
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	SFr 80,636	SFr 104,283
Investment securities	2,965	2,379
Loans	19,778	22,913
Other assets	28,145	32,321
Financial liabilities
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	41,920	54,732
Short-term borrowings	4,256	3,861
Long-term debt	75,658	80,260
Other liabilities	14,169	16,933
Carrying value of financial instruments not carried at fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	57,595	58,925
Loans	230,619	230,340
Other assets	175,300	149,925
Financial liabilities
Due to banks and deposits	370,998	379,992
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	16,647	15,387
Short-term borrowings	22,144	22,061
Long-term debt	101,772	92,687
Other liabilities	73,740	84,874
Estimate of fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	57,595	58,925
Loans	237,632	235,949
Other assets	175,592	150,206
Financial liabilities
Due to banks and deposits	370,981	379,989
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	16,647	15,387
Short-term borrowings	22,146	22,064
Long-term debt	102,757	94,109
Other liabilities	73,597	84,746
Estimate of fair value | Level 1
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Loans	1	0
Other assets	103,133	79,170
Financial liabilities
Due to banks and deposits	199,249	208,759
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	0	15
Estimate of fair value | Level 2
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	57,595	58,925
Loans	232,899	232,271
Other assets	71,078	69,554
Financial liabilities
Due to banks and deposits	171,732	171,230
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	16,647	15,387
Short-term borrowings	22,146	22,064
Long-term debt	101,587	92,908
Other liabilities	73,031	84,146
Estimate of fair value | Level 3
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Loans	4,732	3,678
Other assets	1,381	1,482
Financial liabilities
Due to banks and deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Short-term borrowings	0	0
Long-term debt	1,170	1,201
Other liabilities	SFr 566	SFr 585